CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS UNAUDITED - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
NET LOSS	$ (2,416,706)	$ (4,118,096)	$ (2,953,104)	$ (18,917,360)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation	1	(395,508)	1	(857,853)
COMPREHENSIVE LOSS	$ (2,416,705)	$ (4,513,604)	$ (2,953,103)	$ (19,775,213)